ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	¥ 20,210	$ 3,106		¥ 17,535	¥ (40,119)
Cash flows from investing activities	(61,078)	(9,386)		(65,218)	58,214
Cash flows from financing activities	39,205	6,026		(1,504)	12,830
Effects of exchange rate changes on cash and cash equivalents	66	10		84	(2,968)
Net change in cash and cash equivalents	(1,597)	(244)		(49,103)	66,020
Cash and cash equivalents at beginning of year	196,900			246,303
Cash and cash equivalents at end of year	195,303	30,018		196,900	246,303
Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	0	0		0	70,146
Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	(18,255)	(2,806)	[1]	(6,348)	(40,384)
Cash flows from investing activities	(1,556)	(239)	[1]
Cash flows from financing activities	18,667	2,869	[1]	(843)	48,876
Effects of exchange rate changes on cash and cash equivalents			[1]
Net change in cash and cash equivalents	(1,144)	(176)	[1]	(7,191)	8,492
Cash and cash equivalents at beginning of year	1,467	225	[1]	8,658	166
Cash and cash equivalents at end of year	323	50	[1]	1,467	8,658
Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses			[1]		¥ 70,146

[1]	The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.9430, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2016. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.